Capital management	12 Months Ended
Dec. 31, 2022
Capital management
Capital management

7.          Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital, maximizing the return to stockholders.

The Company manages its capital structure and adjusts in light of changes in economic conditions and to maintain and adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

Capital is managed considering the consolidated position. The Company has no transaction subjected to any financial covenant.